Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
ORGANIZATION

1.      ORGANIZATION

Nature of Operations

SoundHound AI, Inc. (“SoundHound” or the “Company”) turns sound into understanding and actionable meaning. SoundHound’s technology applications enable humans to interact with the things around them in the same way they interact with each other: by speaking naturally to mobile phones, cars, televisions, music speakers, coffee machines, and every other part of the emerging “connected” world. The conversation voice AI platform is called “Houndify”, where product creators can develop their own voice interfaces with their customers. Hound is primarily used as a prototyping tool to demonstrate what Houndify can deliver. Products and services built on the Houndify platform are referred to as Houndified Products and Houndified Services. The SoundHound music app allows customers to identify and play songs by singing or humming into the smartphone’s microphone, or by identifying the sound playing in the background from external sources.

On April 26, 2022 (the “Closing Date”), pursuant to a merger agreement dated as of November 15, 2021 by and among Archimedes Tech SPAC Partners Co. (“ATSP”), ATSPC Merger Sub, Inc. and SoundHound, Inc. (“Legacy SoundHound”), the parties consummated the merger of ATSPC Merger Sub, Inc. with and into Legacy SoundHound, with Legacy SoundHound continuing as the surviving corporation (the “Merger”), as well as the other transactions contemplated by the Merger Agreement (the Merger and such other transactions, the “Business Combination”). In connection with the closing (the “Closing”) of the Business Combination, Legacy SoundHound became a wholly owned subsidiary of ATSP and ATSP changed its name to SoundHound AI, Inc., and all of Legacy SoundHound common stock (“Legacy SoundHound Common Stock”) and Legacy SoundHound redeemable convertible preferred stock (“Legacy SoundHound Preferred Stock”) automatically converted into shares of the Company’s Class A common stock, par value of $0.0001 per share (the “Class A Common Stock”), and the Company’s Class B common stock, par value of $0.0001 per share (the “Class B Common Stock”, and collectively with the Class A Common Stock, the “common stock”). The Company’s Class A Common Stock and warrants commenced trading on the Nasdaq Global Market (“Nasdaq”) under the symbols “SOUN” and “SOUNW,” respectively, on April 28, 2022. Refer to Note 3 to these condensed consolidated financial statements for more information on the Business Combination.

Legacy SoundHound determined that it was the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification 805, Business Combinations. The determination was primarily based on the following facts:

•        Former Legacy SoundHound stockholders have a controlling voting interest in the Company;

•        The Company’s board of directors immediately after the closing of the Business Combination was comprised of five board members, primarily from the board of directors of Legacy SoundHound; and

•        Legacy SoundHound’s management continues to hold executive management roles for the Company following the Business Combination and are responsible for the day-to-day operations.

Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy SoundHound issuing stock for the net assets of ATSP, accompanied by a reverse recapitalization. The primary asset acquired from ATSP was related to the cash amounts that were assumed. Separately, the Company also assumed warrants that were deemed to be equity upon Closing of the Business Combination. No goodwill or other intangible assets were recorded as a result of the Business Combination.

While ATSP was the legal acquirer in the Business Combination, because Legacy SoundHound was deemed the accounting acquirer, the historical financial statements of Legacy SoundHound became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Legacy SoundHound prior to the Business Combination; (ii) the combined results of the Company and Legacy SoundHound following the Closing of the Business Combination; (iii) the assets and liabilities of Legacy SoundHound at their historical cost; and (iv) the Company’s equity structure for all periods presented.

In accordance with guidance applicable to these circumstances, the equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s Class A Common Stock and Class B Common Stock issued to Legacy SoundHound Common Stockholders and Legacy SoundHound Preferred Stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy SoundHound Preferred Stock and Legacy SoundHound Common Stock prior to the Business Combination have been retroactively restated as shares reflecting the conversion ratio established in the Business Combination.

Going Concern

Since inception, the Company has generated recurring losses as well as negative operating cash flows and reported a net loss of $28.9 million and $84.7 million for the three and nine months ended September 30, 2022, respectively. As of September 30, 2022, the Company had an accumulated deficit of $471.4 million. Management expects to continue to incur additional substantial losses in the foreseeable future primarily as a result of research and development activities. The Company has historically funded its operations primarily through equity or debt financings.

Total cash and cash equivalents on hand as of September 30, 2022 was $33.4 million. Although the Company has incurred recurring losses each year since its inception, the Company expects it will be able to fund its operations for at least the next twelve months. The Company may seek additional funding through debt or equity financing arrangements (e.g., Equity Line of Credit (“ELOC”) (see Note 19)), implement incremental expense reduction measures or a combination thereof to continue financing its operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all. The Company’s condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The condensed consolidated financial statements do not include adjustments to reflect the possible future effects on the recoverability and classification of recorded assets or the amounts of liabilities that might be necessary should the Company be unable to continue as a going concern.

Other Risk and Uncertainties

The COVID-19 outbreak in the United States has caused business disruption through mandated and voluntary closings of businesses and shelter in place orders. In response, the U.S. Government enacted the CARES Act, which includes significant provisions to provide relief and assistance to affected organizations. There is considerable uncertainty around potential future closings, shelter in place orders, containment of the recent COVID-19 variants and the ultimate impact of the CARES Act and other government initiatives.

The COVID-19 pandemic and its resulting economic and other effects could result in significant adverse effects on our customers’ cash flow and their ability to manufacture, distribute, and sell products incorporating our voice-enabling technologies. This in turn may restrict the ability of our customers to pay invoices for royalties, licensing fees and usage fees, or may result in a reduction in the royalties, licensing fees and usage fees that the Company earns which are often based on the number of units sold or distributed by customers. This reduction could cause adverse effects on the business, results of operations, financial condition, cash flows and ability to raise operating capital. In addition, economic effects resulting from the COVID-19 pandemic may adversely change consumer behavior and demand, including products sold by customers, which may result in a significant reduction in our revenue and adversely impact results of operations and financial condition. The COVID-19 pandemic has adversely affected our business and results of operations to date, and the duration and extent to which this will impact our future results remains uncertain.

Further, inflation has risen significantly worldwide and the United States has recently experienced historically high levels of inflation. This inflation and government efforts to combat inflation, such as recent and future significant increases to benchmark interest rates and other related monetary policies, have and could continue to increase market volatility and have an adverse effect on the domestic and international financial markets and general economic conditions.

Additionally, U.S. and global markets are experiencing volatility and disruption following the escalation of geopolitical tensions and the start of the military conflict between Russia and Ukraine. On February 24, 2022, a full-scale military invasion of Ukraine by Russian troops was reported. Although the length and impact of the ongoing military conflict is highly unpredictable, the conflict in Ukraine could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions. We are continuing to monitor the situation in Ukraine and globally and assessing its potential impact on our business. The recent military conflict in Ukraine has led to sanctions and other penalties being levied by the United States, European Union and other countries against Russia. Additional potential sanctions and penalties have also been proposed and/or threatened. Russian military actions and the resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets, potentially making it more difficult for us to obtain additional funds. Although our business has not been materially impacted by the ongoing military conflict between Russian and Ukraine to date, it is impossible to predict the extent to which our operations, or those of our customers’ suppliers and manufacturers, will be impacted in the short and long-term, or the ways in which the conflict may impact our business. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict but could be substantial.

1.      ORGANIZATION

Nature of Operations

SoundHound, Inc. and its subsidiaries (“SoundHound” or the “Company”) was incorporated in Delaware on September 2, 2005 and is headquartered in Santa Clara, California.

SoundHound turns sound into understanding and actionable meaning. SoundHound’s technology applications enable humans to interact with the things around them in the same way they interact with each other: by speaking naturally to mobile phones, cars, televisions, music speakers, coffee machines, and every other part of the emerging “connected” world. The conversation voice AI platform is called “Houndify”, where product creators can develop their own voice interfaces with their customers. Hound is primarily used as a prototyping tool to demonstrate what Houndify can deliver. Products and services built on the Houndify platform are referred to as Houndified Products and Houndified Services. The SoundHound music app allows customers to identify and play songs by singing or humming into the smartphone’s microphone, or by identifying the sound playing in the background from external sources.

Going Concern

Since inception, the Company has generated recurring losses as well as negative operating cash flows, which has resulted in a net loss attributable to common stockholders of $79,540 for the year ended December 31, 2021. As of December 31, 2021, the Company has an accumulated deficit of $386,729. Management expects to continue to incur additional substantial losses in the foreseeable future as a result of research and development activities. The Company has funded its operations primarily through equity or debt financings.

The Company plans to continue funding its operations and capital funding needs through a combination of private equity offerings, debt financing, revenue and other sources. Total cash and cash equivalents on hand as of December 31, 2021 was $21,626. The Company’s consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has reviewed the relevant conditions and events surrounding its ability to continue as a going concern including among others: historical losses, projected future results, including the effects of COVID-19, cash requirements for the upcoming year, funding capacity, net working capital, total stockholders’ deficit and future access to capital.

On November 15, 2021, the Company entered into a definitive merger agreement with Archimedes Tech SPAC Partners Co. (the “Business Combination” or the “Merger”). The transaction is expected to deliver between $111,000 and $244,000 of gross proceeds with an expected closing date during the second quarter of 2022. Management believes the Company’s sources of liquidity will be sufficient to fund the Company’s planned operations and existing obligations within one year after the date that the consolidated financial statements are issued. In the event that the Company does not achieve profitability and financing objectives in its current operating plan, management has the ability and commitment to reduce operating expenses as necessary. The Company’s long-term success is dependent upon its ability to successfully raise additional capital, market its existing services, increase revenues, and, ultimately, to achieve profitable operations. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Other Risk and Uncertainties

During the two-year period ended December 31, 2021, and subsequently afterward, the Company continued to experience the results of the worldwide COVID-19 pandemic. The COVID-19 outbreak in the United States has caused business disruption through mandated and voluntary closings of businesses and shelter in place orders. In response, the U.S. Government enacted the CARES Act, which includes significant provisions to provide relief and assistance to affected organizations. While the disruption is currently expected to be temporary, there is considerable uncertainty around potential future closings, shelter in place orders, containment of the recent COVID-19 variants, and the ultimate impact of the CARES Act and other government initiatives.

The COVID-19 pandemic and its resulting economic and other effects could result in significant adverse effects on our customers’ cash flow and their ability to manufacture, distribute, and sell products incorporating our voice-enabling technologies. This in turn may cause customers to be less able to pay invoices for royalties, licensing fees and usage fees, or may result in a reduction in the royalties, licensing fees and usage fees that the Company earns which are often based on the number of units sold or distributed by customers. This reduction could cause adverse effects on the business, results of operations, financial condition, cash flows and ability to raise operating capital. In addition, any depression or recession resulting from the COVID-19 pandemic may adversely change consumer behavior and demand, including products sold by customers, which may result in a significant reduction in our revenue, results of operations and financial condition. To date, this matter has not negatively impacted the Company. However, the financial impact and duration cannot be reasonably estimated at this time.